JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, and W

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated June 27, 2025 to PROSPECTUSES dated April 28, 2025

Portfolio Subadvisor Change

This Supplement applies to INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 28, 2025 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

Effective on or about June 30, 2025 (the “Effective Date”), the following John Hancock Variable Insurance Trust (“JHVIT”) portfolio’s “Former Subadvisor” will be replaced by the “New Subadvisor” indicated below:

Portfolio	Former Subadvisor	New Subadvisor
500 Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Mid Cap Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Small Cap Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Total Stock Market Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC

As a result, after the Effective Date, all references in the prospectuses to the Former Subadvisor are changed to the New Subadvisor, respectively.

Supplement dated June 27, 2025

06/25:VAPS77	333-70728	333-71074
	333-70730	033-79112
	333-70850	333-83558
	333-71072	333-164147
333-164145